Segment information	3 Months Ended
Sep. 30, 2020
Disclosure Of Operating Segments [Abstract]
Segment information

12. Segment information

Operating segments are identified on the basis of whether the allocation of resources and/or the assessment of performance of a particular component of the Company’s activities are regularly reviewed by the Company’s chief operating decision maker as a separate operating segment. By these criteria, the activities of the Company are considered to be one segment being the development of adult stem cell technology platform for commercialization, and the segmental analysis is the same as the analysis for the Company as a whole. The chief operating decision maker (Chief Executive Officer) reviews the consolidated income statement, balance sheet, and statement of cash flows regularly to make decisions about the Company’s resources and to assess overall performance.

13. Legal proceedings

In October 2020, in light of the Complete Response Letter released by the FDA and the decline in the market price of our ADS, a purported class action lawsuit was filed in the U.S. Federal District Court for the Southern District of New York on behalf of purchasers or acquirers of our ADSs against the Company, its Chief Executive Officer and its Chief Financial Officer for alleged violations of the U.S. Securities Exchange Act of 1934. The Company cannot provide any assurance as to the possible outcome or cost to us from the lawsuit, particularly as it is at an early stage, nor how long it may take to resolve lawsuit, and it has not accrued any amounts in connection with such legal proceedings other than ongoing attorney’s fees.